Acquisitions - Components of Purchase Consideration (Details) - USD ($)		12 Months Ended
	Apr. 18, 2022	Dec. 31, 2022
Acquisitions
Total purchase consideration		$ 42,853,685
Elusys Therapeutics
Acquisitions
Cash consideration	$ 3,000,000
Deferred cash consideration	2,000,000
Earn out	5,900,000
Additional earn out	4,735,000
Receivable consideration	22,318,685
Contract deferred consideration	4,900,000
Total purchase consideration	$ 42,853,685